Employee Benefit Plans (Unfunded) (Details) - Schedule of Components of Actuarial Gain - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of Actuarial Gain [Abstract]
Actuarial (gain)/loss due to demographic assumption changes in defined benefit obligation	$ 2,004	$ (8,491)	$ 1,063	$ 748	$ (4,289)	$ (11,440)
Actuarial (gain)/ loss due to financial assumption changes in defined benefit obligation	3,378	(5,926)	2,701	(5,535)	1,977	(7,033)
Actuarial (gain)/loss due to experience on defined benefit obligation	$ (26,571)	$ (16,056)	$ 38,558	$ 48,392	50,904	(26,900)
Total					$ 48,592	$ (45,373)